Employee Benefit Plans (Schedule of Stock Option Information by Grant Date) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 17.72	$ 17.65	$ 18.00
Shares outstanding	109,816	83,930	97,792	90,474
Shares Exercisable	51,396
Grant Date - 10/18/2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 24.00
Shares outstanding	1,531
Contractual average life (years)	9 months 18 days
Shares Exercisable	1,531
Grant Date - 10/17/2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 21.00
Shares outstanding	1,838
Contractual average life (years)	1 year 9 months 18 days
Shares Exercisable	1,838
Grant Date - 10/16/2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 20.05
Shares outstanding	4,425
Contractual average life (years)	2 years 9 months 18 days
Shares Exercisable	4,425
Grant Date - 10/21/2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 21.10
Shares outstanding	6,100
Contractual average life (years)	3 years 9 months 22 days
Shares Exercisable	6,100
Grant Date - 10/20/2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 17.22
Shares outstanding	9,697
Contractual average life (years)	4 years 9 months 18 days
Shares Exercisable	9,697
Grant Date - 9/20/2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 17.75
Shares outstanding	13,850
Contractual average life (years)	6 years 8 months 19 days
Shares Exercisable	11,850
Grant Date - 3/20/2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 18.00
Shares outstanding	17,050
Contractual average life (years)	7 years 2 months 19 days
Shares Exercisable	9,900
Grant Date - 2/19/2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 17.65
Shares outstanding	21,800
Contractual average life (years)	8 years 1 month 21 days
Shares Exercisable	6,055
Grant Date - 2/18/2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 17.72
Shares outstanding	33,525
Contractual average life (years)	9 years 1 month 21 days